Fair Value Measurements (Schedule of Fair Value of Assets and Liabilities not Subject to Fair Value Recognition) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Notes Receivable, Fair Value Disclosure	$ 57,300	$ 70,000
Assets, Fair Value Disclosure	493,879	603,291
Liabilities:
Notes Payable, Carrying Value	27,250	124,644
December 2021 Notes [Member]
Liabilities:
Notes Payable, Carrying Value	16,950	124,644
Wellstat Note Receivable [Member]
Assets
Notes receivable, Carrying Value	50,191	50,191
Hyperion [Member]
Assets
Notes receivable, Carrying Value	1,200	1,200
CareView [Member]
Assets
Notes receivable, Carrying Value	690	11,458
Fair Value Level 2 [Member]
Assets
Assets, Fair Value Disclosure	14,152	62
Liabilities:
Notes payable, Fair Value	33,931	151,356
Fair Value Level 2 [Member] | December 2021 Notes [Member]
Liabilities:
Notes payable, Fair Value	20,978	151,356
Fair Value Level 2 [Member] | Wellstat Note Receivable [Member]
Assets
Notes Receivable, Fair Value Disclosure	0	0
Fair Value Level 2 [Member] | Hyperion [Member]
Assets
Notes Receivable, Fair Value Disclosure	0	0
Fair Value Level 2 [Member] | CareView [Member]
Assets
Notes Receivable, Fair Value Disclosure	0	0
Fair Value Level 3 [Member]
Assets
Notes Receivable, Fair Value Disclosure	57,279	69,980
Assets, Fair Value Disclosure	266,196	376,510
Liabilities:
Notes payable, Fair Value	0	0
Fair Value Level 3 [Member] | December 2021 Notes [Member]
Liabilities:
Notes payable, Fair Value	0	0
Fair Value Level 3 [Member] | Wellstat Note Receivable [Member]
Assets
Notes Receivable, Fair Value Disclosure	55,389	57,322
Fair Value Level 3 [Member] | Hyperion [Member]
Assets
Notes Receivable, Fair Value Disclosure	1,200	1,200
Fair Value Level 3 [Member] | CareView [Member]
Assets
Notes Receivable, Fair Value Disclosure	690	11,458
Assets [Member]
Assets
Assets, Fair Value Disclosure	52,081	62,849
Assets [Member] | Fair Value Level 2 [Member]
Assets
Notes Receivable, Fair Value Disclosure	$ 0	$ 0